RECEIVABLES - Investment in Impaired Receivables (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 217	$ 212
Recorded investment, total	329	347
Unpaid principal balance, total	327	345
Average recorded investment, total	354	352
Retail | NAFTA
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	32
Unpaid principal balance, no related allowance recorded	31
Related Allowance	16	18
Average recorded investment, no related allowance recorded	34
Recorded investment, allowance recorded		39
Unpaid principal balance, allowance recorded		37
Average recorded investment, allowance recorded		41
Retail | EMEA
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	253
Unpaid principal balance, no related allowance recorded	253
Related Allowance	183	170
Average recorded investment, no related allowance recorded	271
Recorded investment, allowance recorded		260
Unpaid principal balance, allowance recorded		260
Average recorded investment, allowance recorded		277
Retail | LATAM
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	40
Unpaid principal balance, no related allowance recorded	40
Related Allowance	17	22
Average recorded investment, no related allowance recorded	45
Recorded investment, allowance recorded		45
Unpaid principal balance, allowance recorded		45
Average recorded investment, allowance recorded		32
Retail | APAC
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	4
Unpaid principal balance, no related allowance recorded	3
Related Allowance	1	2
Average recorded investment, no related allowance recorded	4
Recorded investment, allowance recorded		3
Unpaid principal balance, allowance recorded		3
Average recorded investment, allowance recorded		2
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance	143	164
Recorded investment, total	330	540
Unpaid principal balance, total	319	527
Average recorded investment, total	335	524
Wholesale | NAFTA
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	27
Unpaid principal balance, no related allowance recorded	25
Related Allowance	4	3
Average recorded investment, no related allowance recorded	36
Recorded investment, allowance recorded		44
Unpaid principal balance, allowance recorded		44
Average recorded investment, allowance recorded		49
Wholesale | EMEA
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	270
Unpaid principal balance, no related allowance recorded	270
Related Allowance	118	134
Average recorded investment, no related allowance recorded	263
Recorded investment, allowance recorded		457
Unpaid principal balance, allowance recorded		457
Average recorded investment, allowance recorded		443
Wholesale | LATAM
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	25
Unpaid principal balance, no related allowance recorded	17
Related Allowance	16	21
Average recorded investment, no related allowance recorded	27
Recorded investment, allowance recorded		30
Unpaid principal balance, allowance recorded		17
Average recorded investment, allowance recorded		28
Wholesale | APAC
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	8
Unpaid principal balance, no related allowance recorded	7
Related Allowance	5	6
Average recorded investment, no related allowance recorded	$ 9
Recorded investment, allowance recorded		9
Unpaid principal balance, allowance recorded		9
Average recorded investment, allowance recorded		$ 4